Operating Leases (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases expense	₪ 280	₪ 286	₪ 285
Office buildings and warehouses [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease period	14 years
Switching stations [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease period	18 years
Cell sites [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease period	21 years
Service centers, retail stores and stands [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease period	13 years
Motor vehicles [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease period	3 years